Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit pension plan expense:
Current service cost	$ 3,395	$ 2,246
Past service cost	0	2,479
Net interest cost	756	648
Cost of settlement	1,059	(58)
Total net defined benefit pension plan expense	$ 5,210	$ 5,315